INCOME TAXES - Provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income before income taxes
Income (loss) before income taxes	$ 145,720	$ 145,263	$ 208,621
Current tax
Current tax expense (benefit)	103,081	22,255	56,685
Deferred tax
Deferred tax expense (benefit)	(67,237)	(24,238)	(14,619)
Total income tax expense
Total income tax expense (benefit)	35,844	(1,983)	42,066
Canada
Income before income taxes
Income (loss) before income taxes	5,922	(31,896)	(61,880)
Current tax
Current tax expense (benefit)	(1,124)	36,226	(3,420)
Deferred tax
Deferred tax expense (benefit)	685	(10,792)	(6,558)
Total income tax expense
Total income tax expense (benefit)	(439)	25,434	(9,978)
United States
Income before income taxes
Income (loss) before income taxes	66,431	(113,262)	8,319
Current tax
Current tax expense (benefit)	15,937	(71,421)	(4,803)
Deferred tax
Deferred tax expense (benefit)	(1,604)	23,173	(2,412)
Total income tax expense
Total income tax expense (benefit)	14,333	(48,248)	(7,215)
PRC
Income before income taxes
Income (loss) before income taxes	(32,716)	189,398	204,632
Current tax
Current tax expense (benefit)	47,356	30,276	44,622
Deferred tax
Deferred tax expense (benefit)	(65,017)	(17,998)	(5,333)
Total income tax expense
Total income tax expense (benefit)	(17,661)	12,278	39,289
Japan
Income before income taxes
Income (loss) before income taxes	54,770	50,642	29,335
Current tax
Current tax expense (benefit)	24,047	18,941	13,229
Deferred tax
Deferred tax expense (benefit)	(353)	(10,571)	(2,953)
Total income tax expense
Total income tax expense (benefit)	23,694	8,370	10,276
Other
Income before income taxes
Income (loss) before income taxes	51,313	50,381	28,215
Current tax
Current tax expense (benefit)	16,865	8,233	7,057
Deferred tax
Deferred tax expense (benefit)	(948)	(8,050)	2,637
Total income tax expense
Total income tax expense (benefit)	$ 15,917	$ 183	$ 9,694